Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (15,723,636)	$ (23,753,863)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock based compensation	7,635,403	9,750,511
Gain on extinguishment of liability	(383,950)
Amortization of debt discount and debt issuance costs	33,068
Finance charges		6,807,702
Synthetic ATM commitment fee		500,000
Loss from change in fair value of common stock make-whole obligation	247,842	272,011
Loss on sale of investments	179,805
Change in fair value of investment in equity securities	708,988	322,134
Change in fair value of SAFE notes		955,000
Loss on write-off of promissory notes and deposit	564,844
Change in fair value of warrant liability	(1,409,201)	511,342
Change in fair value of 2024 convertible notes		471,400
Change in fair value of sponsor earnout shares	(528,000)	(4,076,200)
Non-cash marketing expense for proposed stock issuance to vendor	75,562
Depreciation expense	3,166	1,823
Loss on write off of deferred transaction cost	30,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	69,277	(47,999)
Accounts payable	(106,998)	(3,389,540)
Accrued liabilities and other current liabilities	328,151	1,955,965
Net cash used in operating activities	(8,275,679)	(9,719,714)
Cash flows from investing activities:
Capital project costs	(3,949,608)	(1,010,180)
Land acquisition costs	(16,619)	(1,623,946)
Investment in equity securities		(1,600,000)
Proceeds from sale of investment in equity securities	570,255
Investment in other long-term assets		(50,000)
Purchase of property and equipment	(4,490)	(15,237)
Promissory notes issued		(492,000)
Net cash used in investing activities	(3,400,462)	(4,791,363)
Cash flows from financing activities:
Proceeds from stock issuance, net of repurchases	2,133,697	260,927
Payment of equity issuance costs		(32,601)
Proceeds from issuance of notes payable to related parties	250,000
Repayment of notes payable to related parties	(250,000)
Proceeds from short-term loan from related parties (Note 16)		2,000,000
Repayment of short-term loan from related parties (Note 16)	(2,000,000)
Proceeds from short-term loan	337,244	2,060,000
Repayment of short-term loan	(1,940,393)	(324,415)
Proceeds from advance received from PIPE investor	125,000	425,000
Proceeds from investor for issuance of SAFE notes		200,000
Proceeds from public offerings	10,270,400
Proceeds from warrant inducement exercises	2,971,040
Transaction costs associated with public offerings and warrant inducement	(1,343,832)
Proceeds from exercise of warrants		1,561,655
Proceeds from issuance of convertible notes and warrants, net of transaction costs	3,792,500	2,100,000
Deferred transaction costs paid	(25,000)	(4,167,323)
Proceeds from business combination and issuance of PIPE shares		11,639,088
Transaction costs associated with issuance of common stock upon warrant exchange	(75,000)
Repayment of sponsor promissory notes		(1,562,834)
Repurchase of unvested shares	(1,593)	(7,670)
Payments for fractional share adjustment due to reverse stock split	(345)
Net cash provided by financing activities	14,243,718	14,151,827
Net increase/(decrease) in cash	2,567,577	(359,250)
Cash at the beginning of the period	912,574	1,271,824
Cash at the end of the period	3,480,151	912,574
Supplemental disclosure for cash flow information:
Interest paid	152,321	16,055
Taxes paid	5,150	3,173
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs		3,354,121
Conversion of legacy SAFE notes		64
Conversion of legacy convertible notes		26
Sponsor earnout share liability		4,076,200
Issuance of common stock to Sponsor		400
Net liabilities assumed upon closing of business combination		14,638,215
Issuance of common stock to non-redeeming shareholders		13
Unpaid capital project costs	158,470	2,310,223
Unpaid land purchase costs		16,619
Commitment and other fees for synthetic ATM	157,315	500,000
Unpaid finance charge related to common stock issuance to lenders		567,031
Finance charge related to Equity Kicker		6,200,000
Reclass of advances to capital project costs	236,235
Unpaid public offering issuance costs	560,664
Incremental fair value of warrant inducement	2,108,480
Issuance of common stock to short- term loan holders	6,200,000
Issuance of common stock to PIPE investors	550,000
Issuance of common stock to vendor	80,612
Issuance of common stock under license arrangement	343,000
Discount on convertible notes	$ 1,467,172